Segment Geographical Information And Major Customers - Schedule of Long-Lived Assets Net by Geographic Areas (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, net, by geographic areas	$ 43	$ 19
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, net, by geographic areas	40	14
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, net, by geographic areas	$ 3	$ 5